Note 7 - Risk Management -Liquidity Risk - Liquidity Coverage Ratio (LCR) (Details)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LCR Line Items
Average LCR		129.00%	127.00%	128.00%
BBVA Eurozone [Member]
LCR Line Items
Average LCR		147.00%	145.00%	151.00%
BBVA Bancomer [Member]
LCR Line Items
Average LCR		147.00%	154.00%	148.00%
BBVA USA [Member]
LCR Line Items
Average LCR	[1]	145.00%	143.00%	144.00%
Garanti Bank [Member]
LCR Line Items
Average LCR		206.00%	209.00%	134.00%

[1]	(*) BBVA USA LCR calculated according to local regulation (Fed Modified LCR).